Taxation	12 Months Ended
Dec. 31, 2023
Income taxes paid (refund) [abstract]
Taxation
6. Taxation
6A. Income tax

Income tax on the profit for the year comprises current and deferred tax. Income tax is recognised in the income statement except to the extent that it relates to items recognised directly in equity.
Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the balance sheet date, and any adjustments to tax payable in respect of previous years.
Current tax in the consolidated income statement will differ from the income tax paid in the consolidated cash flow statement primarily because of deferred tax arising on temporary differences and payment dates for income tax occurring after the balance sheet date.
Unilever is subject to taxation in the many countries in which it operates. The tax legislation of these countries differs, is often complex and is subject to interpretation by management and the government authorities. These matters of judgement give rise to the need to create provisions for tax payments that may arise in future years with respect to transactions already undertaken. Provisions are made against individual exposures and take into account the specific circumstances of each case, including the strength of technical arguments, recent case law decisions or rulings on similar issues and relevant external advice. The provision is estimated based on one of two methods, the expected value method (the sum of the probability-weighted amounts in a range of possible outcomes) or the single most likely amount method, depending on which is expected to better predict the resolution of the uncertainty.

	€ million	€ million	€ million
Tax charge in income statement	2023	2022	2021
Current tax
Current year	(2,261)	(2,206)	(2,399)
Over/(under) provided in prior years	9	(61)	245
	(2,252)	(2,267)	(2,154)
Deferred tax
Origination and reversal of temporary differences	22	153	189
Changes in tax rates	7	28	15
Recognition of previously unrecognised losses brought forward	24	18	15
	53	199	219
	(2,199)	(2,068)	(1,935)
The reconciliation between the computed weighted average rate of income tax expense, which is generally applicable to Unilever companies, and the actual rate of taxation charged is as follows:

Reconciliation of effective tax rate	% 2023	% 2022	% 2021
Computed rate of tax(a)	25	25	23
Differences between computed rate of tax and effective tax rate due to:
Incentive tax credits	(2)	(2)	(2)
Withholding tax on dividends	2	2	2
Expenses not deductible for tax purposes	1	1	1
Irrecoverable withholding tax	1	1	1
Income tax reserve adjustments – current and prior year	(1)	–	(1)
Impact of disposals	(2)	(6)	–
Others	–	(1)	(1)
Effective tax rate	24	20	23
(a)The computed tax rate used is the average of the standard rate of tax applicable in the countries in which Unilever operates, weighted by the amount of profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.
Our tax rate is reduced by incentive tax credits, the benefit from preferential tax regimes that have been legislated by the countries and provinces concerned in order to promote economic development and investment. The tax rate is increased by business expenses which are not deductible for tax, such as entertainment costs and some interest expense and by irrecoverable withholding taxes on dividends paid by subsidiary companies and on other cross-border payments such as royalties and service fees, which cannot be offset against other taxes due. Uncertain tax provisions excluding the related interest amounted to €820 million (2022: €822 million). This includes €434 million (2022: €374 million) related to the Horlicks intangible amortisation in India.
The Group's future tax charge and effective tax rate could be affected by several factors, including changes in tax laws and their interpretation, the implementation of the OECD Pillars 1 and 2, EU and US tax changes, as well as the impact of acquisitions, disposals and restructuring of our business.
Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions in which the Group operates and the legislation will be effective for the Group’s financial year beginning 1 January 2024. We have performed an assessment of the Group’s potential exposure to Pillar Two income taxes based on the most recent financial information available regarding the constituent entities in the Group. Based on the assessment, the Pillar Two effective tax rates in most of the jurisdictions in which the Group operates are above 15%. However, there are a limited number of jurisdictions where the transitional safe harbour relief is unlikely to apply and the Pillar Two effective tax rate is expected to be below 15%. We estimate that the combined impact of the implementation by countries of qualified domestic minimum top-up taxes and the income inclusion rule in the UK will be in the range of 0-0.2% increase to the Group ETR for 2024.
6B. Deferred tax

Deferred tax is recognised using the liability method on taxable temporary differences between the tax base and the accounting base of items included in the balance sheet of the Group. Certain temporary differences are not provided for as follows:
■goodwill not deductible for tax purposes;
■the initial recognition of assets or liabilities that affect neither accounting nor taxable profit; and
■differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future.
The amount of deferred tax provided is based on the expected manner of realisation or settlement of the carrying amount of assets and liabilities, using tax rates enacted, or substantively enacted, at the year end.
A deferred tax asset is recognised only to the extent that it is probable that future taxable profits will be available against which the asset can be utilised. Deferred tax assets are reduced to the extent that it is no longer probable that the related tax benefit will be realised.

	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Movements in 2023 and 2022	As at 1 January 2023	Income statement	Other	As at 31 December 2023	As at 1 January 2022	Income Statement	Other	As at 31 December 2022
Pensions and similar obligations	(613)	(90)	189	(514)	(654)	(44)	85	(613)
Provisions and accruals	741	103	(39)	805	726	12	3	741
Goodwill and intangible assets	(3,848)	(10)	161	(3,697)	(3,448)	135	(535)	(3,848)
Accelerated tax depreciation	(700)	47	81	(572)	(600)	(60)	(40)	(700)
Tax losses	231	(3)	6	234	172	100	(41)	231
Fair value gains	(42)	0	2	(40)	(60)	(11)	29	(42)
Fair value losses	36	(2)	(11)	23	2	6	28	36
Share-based payments	194	30	22	246	166	18	10	194
Lease liability	237	(34)	(14)	189	295	(55)	(3)	237
Right of use asset	(201)	30	5	(166)	(244)	42	1	(201)
Other(a)	639	(18)	(11)	610	580	56	3	639
	(3,326)	53	391	(2,882)	(3,065)	199	(460)	(3,326)
(a)The deferred tax-other includes the recognition of an asset of €300 million (2022: €311 million) relating to the impact of the expected outcome of the Mutual Agreement Procedure which Unilever applied for following the conclusion of the UK tax audit for the tax years 2011-2018.
At the balance sheet date, the Group had unused tax losses of €1,313 million (2022: €1,352 million) and tax credits amounting to €832 million (2022: €893 million) available for offset against future taxable profits. Deferred tax assets have not been recognised in respect of unused tax losses of €602 million (2022: €668 million) and tax credits of €418 million (2022: €448 million), as it is not probable that there will be future taxable profits within the entities against which the losses and credits can be utilised. Of these losses, €168 million (2022: €196 million) have expiry dates, being corporate income tax losses in the US, Korea and China which expire between now and 2042.
Where deferred tax assets have been recognised in respect of losses, the evidence considered includes the reason for the loss, potential planning strategies to utilise the loss, including where permitted merger with other profitable entities and the availability of future taxable profits against which the losses can be utilised. Profit forecasts used are consistent with those used in other areas of the business.
Deferred tax assets have not been recognised in respect of other deductible temporary differences of €515 million (2022: €269 million) as it is not expected they will be utilised. Of these differences, €409 million (2022: €199 million) relates to limitation on the deduction of interest expenses. There is no expiry date for these differences.
At the balance sheet date, the aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised was €2,610 million (2022: €2,420 million). No liability has been recognised in respect of these differences because the Group is in a position to control the timing of the reversal of the temporary differences, and it is probable that such differences will not reverse in the foreseeable future.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when the deferred income taxes relate to the same fiscal authority. The following amounts, determined after appropriate offsetting, are shown in the consolidated balance sheet:

	€ million	€ million	€ million	€ million	€ million	€ million
Deferred tax assets and liabilities	Assets 2023	Assets 2022	Liabilities 2023	Liabilities 2022	Total 2023	Total 2022
Pensions and similar obligations	199	195	(713)	(808)	(514)	(613)
Provisions and accruals	503	489	302	252	805	741
Goodwill and intangible assets	51	105	(3,748)	(3,953)	(3,697)	(3,848)
Accelerated tax depreciation	(18)	(93)	(554)	(607)	(572)	(700)
Tax losses	201	188	33	43	234	231
Fair value gains	(1)	1	(39)	(43)	(40)	(42)
Fair value losses	–	–	23	36	23	36
Share-based payments	84	51	162	143	246	194
Lease liability	94	102	95	135	189	237
Right of use asset	(92)	(92)	(74)	(109)	(166)	(201)
Other	92	103	518	536	610	639
	1,113	1,049	(3,995)	(4,375)	(2,882)	(3,326)
Of which deferred tax to be recovered/(settled) after more than 12 months	756	700	(4,199)	(4,492)	(3,443)	(3,792)
6C. Tax on items recognised in equity or other comprehensive income

Income tax is recognised in equity or other comprehensive income for items recognised directly in equity or other comprehensive income.
Tax effects directly recognised in equity or other comprehensive income were as follows:

	€ million	€ million	€ million	€ million	€ million	€ million
Movements in 2023 and 2022	Before tax 2023	Tax (charge)/credit 2023	After tax 2023	Before tax 2022	Tax (charge)/credit 2022	After tax 2022
Gains/(losses) on:
Equity instruments at fair value through other comprehensive income	(38)	10	(28)	31	5	36
Cash flow hedges	(10)	(17)	(27)	(121)	30	(91)
Remeasurement of defined benefit pension plans	(745)	235	(510)	(537)	64	(473)
Currency retranslation gains/(losses)	(1,460)	(1)	(1,461)	547	67	614
	(2,253)	227	(2,026)	(80)	166	86